Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Rand / USD [Member]
Statement [Line Items]
Year-end rate	14.6883	13.0190
Year average rate	12.9572	13.4711
CAD / USD [Member]
Statement [Line Items]
Year-end rate	1.3055	1.2536
Year average rate	1.2776	1.3212